Consolidated balance sheet - CAD ($) $ in Millions	Apr. 30, 2020	Oct. 31, 2019
ASSETS
Cash and non-interest-bearing deposits with banks	$ 37,768	$ 3,840
Interest-bearing deposits with banks	17,703	13,519
Securities (Note 5)	133,806	121,310
Cash collateral on securities borrowed	5,732	3,664
Securities purchased under resale agreements	65,974	56,111
Loans (Note 6)
Residential mortgages	213,254	208,652
Personal	42,327	43,651
Credit card	11,214	12,755
Business and government	147,855	125,798
Allowance for credit losses	(3,064)	(1,915)
Total loans	411,586	388,941
Other
Derivative instruments	40,319	23,895
Customers' liability under acceptances	8,993	9,167
Land, buildings and equipment	3,064	1,813
Goodwill	5,671	5,449
Software and other intangible assets	1,968	1,969
Investments in equity-accounted associates and joint ventures	614	586
Deferred tax assets	548	517
Other assets	25,390	20,823
Other miscellaneous assets	86,567	64,219
Total assets	759,136	651,604
Deposits (Note 7)
Personal	194,080	178,091
Business and government	290,800	257,502
Bank	17,497	11,224
Secured borrowings	41,411	38,895
Deposits	543,788	485,712
Obligations related to securities sold short	14,939	15,635
Cash collateral on securities lent	1,572	1,822
Obligations related to securities sold under repurchase agreements	79,777	51,801
Other
Derivative instruments	41,188	25,113
Acceptances	9,051	9,188
Deferred tax liabilities	36	38
Other liabilities	23,714	19,031
Other miscellaneous liabilities	73,989	53,370
Subordinated indebtedness	4,818	4,684
Equity
Contributed surplus	119	125
Retained earnings	21,238	20,972
Accumulated other comprehensive income (AOCI)	2,165	881
Total shareholders' equity	40,069	38,394
Non-controlling interests	184	186
Total equity	40,253	38,580
Total liabilities and equities	759,136	651,604
Preference shares [member]
Equity
Issued shares (Note 8)	2,825	2,825
Total equity	2,825	2,825
Common shares [member]
Equity
Issued shares (Note 8)	13,722	13,591
Total equity	$ 13,722	$ 13,591